Restricted cash and cash and bank balances (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Restricted cash and cash and bank balances
Restricted cash	¥ 8,712
Cash and cash equivalents
Cash at banks	38,852	¥ 143,231
Time deposit	5,279	11,215
Cash on hand	253	44
Total	¥ 44,384	¥ 154,490	¥ 101,886